Note 9 - Other Disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of employee participation in share-based payment arrangements [text block]
	Cash-settled program	Equity-settled program

Staff members	1	85
Managers	-	3
	1	88

Disclosure of share options granted [text block]
December 31, 2022

Number of options	1,805,100
Number of options exercised	242,123
Weighted average fair value at grant date (EUR)	19.26
Expense of the period (kEUR)	652
Increase in equity (kEUR)	652
December 31, 2021

Number of options	1,805,100
Weighted average fair value at grant date (EUR)	19.26
Expense of the period (kEUR)	1,898
Increase in equity (kEUR)	1,898

Disclosure of number and weighted average exercise prices of share options [text block]
	2022	2021
As of January 1	1,805,100	-
Granted during the period	-	1,805,100
Forfeited during the period	-	-
Exercised during the period	(242,123)	-
As of December 31	1,562,977	1,805,100
Weighted average remaining contractual life	2.9 years	3.9 years

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
Input factor

Weighted average share price (EUR)	22.01
Exercise price (EUR)	0.06
Expected volatility	75%
Option life (yrs.)	1.29
Expected dividends (EUR)	0.00
Risk-free interest rate	(0.73)%
Lack of marketability discount	14.39%
December 31, 2022

Number of options	583,993
Weighted average fair value at reporting date (EUR)	0.86
Expense of the period (kEUR)	308
Increase in equity (kEUR)	308

Disclosure of employee stock option program entitlement status explanatory
Number of entitlements

Entitlement for 2021 tranche	156
Entitlement for 2022 tranche	363
519

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period [text block]
December 31, 2022

Number of options	63,869
Weighted average fair value at measurement date (EUR)	13.34
Expense of the period (kEUR)	390
Increase in equity (kEUR)	390
December 31, 2021

Number of options	86,411
Weighted average fair value at measurement date (EUR)	14.74
Expense of the period (kEUR)	83
Increase in equity (kEUR)	83
December 31, 2022

Number of options	104,468
Weighted average fair value at measurement date (EUR)	0.92
Expense of the period (kEUR)	96
Increase in equity (kEUR)	96

Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	2022	2021
As of January 1	86,411	-
Granted during the period	-	86,411
Forfeited during the period	(22,542)	-
Exercised during the period	-	-
As of December 31	63,869	86,411
The weighted average remaining contractual life	8.9 years	9.9 years

Earnings per share [text block]
	2022	2021	2020
	EUR	EUR	EUR
From continuing operations attributable to the ordinary equity holders of the company	(2.21)	(1.07)	(0.97)
	(2.21)	(1.07)	(0.97)

Disclosure of related party [text block]
	2022	2021	2020
	kEUR	kEUR	kEUR

Short-term employee benefits	921	1,317	558
Share-based payments	1,138	1,898	5,829
Total compensation	2,059	3,215	6,387

Description of other related party transactions [text block]
	2022	2021	2020
	kEUR	kEUR	kEUR

Expenses for marketing activities	107	-	-
Expenses for employee events	1	-	-
Total expenses	108	-	-

Disclosure of transactions between related parties [text block]
	2022	2021	2020
	kEUR	kEUR	kEUR

Loans from key management personnel (subordinated crowdfunding loan II)	2	2	2
Loans from other related parties	-	-	199
	2	2	201
Advance payments received from key management personnel*	49	47	52
Total	51	49	253

Disclosure of reconciliation of liabilities arising from financing activities [text block]
	Jan. 1, 2022	Cash flows	Non-cash changes			Dec. 31, 2022
			EIR method	Additions	Other
	kEUR	kEUR	kEUR	kEUR	kEUR	kEUR

Financial liabilities*
Loans	3,749	28,425	931	-	(864)	32,241
Lease liabilities	3,076	(429)	-	-	(14)	2,633
Total	6,825	27,996	931	-	(878)	34,874
	Jan. 1, 2021	Cash flows	Non-cash changes Additions			Dec. 31, 2021
			EIR method		Other
	kEUR	kEUR	kEUR	kEUR	kEUR	kEUR

Financial liabilities*
Loans	12,765	(2,187)	30	-	(6,859)	3,749
Lease liabilities	1,958	(378)	-	1,496	-	3,076
Total	14,723	(2,565)	30	1,496	(6,859)	6,825
	Jan. 1, 2020	Cash flows	Non-cash changes			Dec. 31, 2020
			EIR method	Additions	Other
	kEUR	kEUR	kEUR	kEUR	kEUR	kEUR

Financial liabilities*
Loans and participation rights	6,250	8,330	482	(650)	(1,648)	12,765
Lease liabilities	2,228	(282)	-	12	-	1,958
Total	8,478	8,049	482	(638)	(1,648)	14,723